Regulatory Order Considerations	12 Months Ended
Dec. 31, 2013
Regulatory Order Considarations [Abstract]
REGULATORY ORDER CONSIDERATIONS

NOTE 2- REGULATORY ORDER CONSIDERATIONS

On May 25, 2011, the Holding Company and CFBank each consented to the issuance of an Order to Cease and Desist (the “Holding Company Order” and the “CFBank Order”, respectively, and collectively, the “Orders”) by the Office of Thrift Supervision (the “OTS”), the primary regulator of the Holding Company and CFBank at the time the Orders were issued.  In July 2011, in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), the FED replaced the OTS as the primary regulator of the Holding Company and the Office of the Comptroller of the Currency (the “OCC”) replaced the OTS as the primary regulator of CFBank.

The Orders have imposed significant directives applicable to the Holding Company and CFBank, including requirements that we reduce the level of our classified and criticized assets, achieve growth and operating metrics in line with an approved business plan, and comply with restrictions on brokered deposits and on certain types of lending and prohibitions on dividends and repurchases of our capital stock.  The CFBank Order required CFBank to have 8% core capital and 12% total risk-based capital, and CFBank could not be considered well-capitalized under the prompt corrective action regulations so long as the CFBank Order remained in place, even if it met or exceeded these capital levels. In addition, the regulators were required to approve any deviation from our business plan and certain compensation arrangements with directors and executive officers.

On August 20, 2012, the Holding Company announced the successful completion of its restructured registered common stock offering.  The Holding Company sold 15.0 million shares of its common stock at $1.50 per share, resulting in gross proceeds of $22.5 million before expenses.  With the proceeds from the stock offering, the Holding Company contributed $13.5 million to CFBank to improve its capital ratios and support future growth and expansion, bringing CFBank into compliance with the capital ratios required by the CFBank Order.  In addition, the Holding Company used proceeds from the common stock offering to redeem its TARP obligations on September 26, 2012.  The remaining proceeds from the restructured registered common stock offering were retained by the Company for general corporate purposes.

Effective as of January 23, 2014, the OCC released and terminated the CFBank Order based upon the improved capital position of CFBank, among other factors.  Notwithstanding the release of the CFBank Order, CFBank is required to continue to maintain a minimum Tier 1 Leverage Capital Ratio of 8% and a Total Risk-based Capital to Risk-Weighted Assets ratio of 12%.  In addition, in connection with the release and termination of the CFBank Order, CFBank has made certain commitments to the OCC to continue to adhere to certain prudent practices, including, without limitation, maintaining a written program to continue to improve CFBank’s credit underwriting and administrative process; take actions to protect its interest in criticized assets as identified by CFBank, the OCC examiners or its external loan review process and implement its written program to effectively identify, monitor, control and continue to reduce the level of credit risk to CFBank; review and monitor progress against such plan with the Board of Directors and continue CFBank’s aggressive workout efforts and individualized workout plans on all criticized assets greater than $250,000.

The Holding Company Order remains in effect with the FRB.  The Holding Company Order requires the Company, among other things, to:  (i) submit by every December 31 a capital plan to the FRB that establishes a minimum tangible capital ratio commensurate with the Company’s consolidated risk profile, reduces the risk from current debt levels and addresses the Company’s cash flow needs; (ii) not pay cash dividends, redeem stock or make any other capital distributions without prior regulatory approval; (iii) not pay interest or principal on any debt or increase any Company debt or guarantee the debt of any entity without prior regulatory approval; (iv) obtain prior regulatory approval for changes in directors and senior executive officers; and (iv) not enter into any new contractual arrangement related to compensation to benefits with any director or senior executive officer without prior notification to the FRB.

The significant directives contained in the Orders, including the requirement to reduce the level of our criticized classified assets, maintain growth and operating parameters in line with our business plan, restrictions on broker deposits, restrictions on certain types of lending and restrictions on dividend payments, have provided challenges for our operation of our business and our ability to effectively compete in our markets. In addition, the Orders have required that we obtain approval from our regulators for any deviations from our business plan, which has limited our flexibility to make changes to the scope of our business activities.  We have also incurred significant additional regulatory compliance expense in connection with the Orders, and it is possible that regulatory compliance expenses related to the Orders could continue to have a material adverse impact on us in the future.

The previous CFBank Order in effect at December 31, 2013 and through January 23, 2014, required it, among other things, to: (i) maintain 8% core capital and 12% total risk-based capital, after establishing an adequate allowance for loan and lease losses; (ii) submit every December 31 a capital and business plan to regulators that describes strategies to meet these required capital ratios and contains operating strategies to achieve realistic core earnings;  (iii) raise capital to reach the required levels; (iv) not originate, participate in or acquire any nonresidential real estate loans or commercial loans not in line with agreed Board approval conditions, loan policies and credit administration procedures; (v) adopt a revised credit administration policy, problem asset reduction plan, management succession plan and liquidity management policy; (vi) limit asset growth in line with the Business Plan absent prior regulatory approval for additional growth; (vii) not pay cash dividends or make any other capital distributions without prior regulatory approval; (viii) obtain prior regulatory approval for changes in directors and senior executive officers; (ix) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators; (x) not enter into any significant arrangement or contract with a third party service provider without prior regulatory approval; and (xi) comply with the Federal Deposit Insurance Corporation (FDIC) limits on brokered deposits.  As a result of the CFBank Order, we are prohibited from offering above-market interest rates and are subject to market rates published by the FDIC when offering deposits to the general public.  As a result of the CFBank Order, CFBank is considered “adequately capitalized” for regulatory purposes.  If CFBank’s capital falls below the levels to be considered adequately capitalized, it may be subject to substantially greater regulatory scrutiny, including the imposition of additional restrictions on our operations.

The Company has been unprofitable for the past three years.  If we do not generate profits in the future, our capital levels will be negatively impacted and the regulators could take additional enforcement action against us, including the imposition of further operating restrictions.

While under the CFBank Order, the Bank received limited waivers from the prohibition on renewal of reciprocal CDARS deposits from the FDIC, each for 90 day periods which expired on September 20, 2011, December 19, 2011, March 18, 2012, June 16, 2012, September 14, 2012 and a current limited waiver which expired on December 31, 2013.  The most recent limited waiver allowed CFBank to roll over or renew core deposits in the reciprocal CDARS program that have yet to mature or have matured and remained with CFBank through December 13, 2013. On January 8, 2014, CFBank received a waiver for a 90-day period to allow the bank to renew deposits under the CDARS program.  With the release of the CFBank Order, CFbank is no longer subject to these restrictions.

At December 31, 2013, CFBank had $20,966 in brokered deposits with maturity dates from January 2014 through August 2016. At December 31, 2013, cash, unpledged securities and deposits in other financial institutions totaled $22,725, which is sufficient to cover brokered deposit maturities in 2014. Brokered deposit maturities over the next three years are as follows:

December 31, 2014	$10,120
December 31, 2015	10,221
December 31, 2016	625
$20,966

Previously, because CFBank was under a regulatory order, it was prohibited from accepting or renewing brokered deposits, including reciprocal deposits in the Certificate of Deposit Account Registry Service®  (CDARS) program, without FDIC approval. Since the termination of the Order, those restrictions have been lifted.

CFBank dividends serve as a potential source of liquidity to the Holding Company to meet its obligations.  As of December 31, 2013, pursuant to the CFBank Order, CFBank was not permitted to declare or pay dividends or make any other capital distributions without receiving the prior written approval of the OCC.  Future dividend payments by CFBank to the Holding Company would be based on future earnings.  The payment of dividends from CFBank to the Holding Company is not likely to be approved by the OCC while CFBank is suffering losses.

The directives contained in the Orders, and in commitments with our regulators, including higher capital requirements, requirements to reduce the level of our classified and criticized assets and various operating restrictions, may impede our full ability to operate our business and compete effectively in our markets.

We have taken such actions as we believe are necessary to comply with all requirements of the Orders and the other regulatory requirements and directives to which we are subject, and we are continuing to work toward compliance with the provisions having future compliance dates.  Management believes we have received or provided all required approvals, non-objections, notifications and waivers with regard to the Orders.

As previously noted, the CFBank Order was terminated by the OCC on January 23, 2014.  The Holding Company Order will remain in effect until terminated, modified or suspended by our regulators.

Capital Raise

The Company announced the terms of a registered common stock offering on August 9, 2011.  In April 2012, the Company suspended this offering and returned all subscriptions received.  The Company subsequently modified the terms of the offering and filed post-effective amendments to its registration statement with the SEC, and the amended registration statement was declared effective on June 14, 2012.

The restructured registered common stock offering consisted of a rights offering of up to $18,000 and a $4,500 offering to a group of standby purchasers, as well as a public offering of any unsold shares.  Under the terms of the rights offering, all holders of the Company’s common stock as of the record date, June 14, 2012, received, at no charge, one subscription right for each share of common stock held as of the record date, which was after the 1 for 5 reverse stock split effective May 4, 2012.  Each subscription right entitled the holder of the right to purchase 14.5329 shares of Company common stock (post-split) at a subscription price of $1.50 per share (post-split).  The rights offering period expired on July 16, 2012, and unsubscribed shares were made available to the public beginning on July 17, 2012, at $1.50 per share. The public offering of unsubscribed shares of common stock ended on August 14, 2012.  The Company separately entered into a series of standby purchase agreements with a group of investors led by Timothy T. O’Dell, Thad R. Perry and Robert E. Hoeweler.  Under the standby purchase agreements, the standby purchasers agreed to purchase 3.0 million shares of Company common stock at a price of $1.50 per share. The standby purchasers had conditioned their purchase of shares of common stock upon the receipt by the Company of at least $13,500 in net proceeds from the rights offering and public offering.

On August 20, 2012, the Company announced the successful completion of its restructured registered common stock offering.  The Company sold 15.0 million shares of its common stock (including shares sold to the standby purchasers) at $1.50 per share, resulting in gross proceeds of $22,500 before expenses of $2,290.

A portion of the proceeds from the restructured registered common stock offering was retained by the Holding Company for general corporate purposes and is estimated to be sufficient to support the Holding Company’s cash requirements for the foreseeable future based on its current business plan.  Holding Company cash provided from net proceeds of the stock offering was reduced by $3,000 for redemption of the Company’s TARP obligations from the U.S. Treasury and a $13,500 capital contribution to CFBank to improve its capital ratios and support future growth and expansion, bringing CFBank into compliance with the capital ratios required by the CFBank Order. See Note 17 – Preferred Stock for additional information on redemption of the TARP obligations.  The Holding Company’s current cash requirements include debt service on the subordinated debentures and operating expenses.  See Note 12 –  Subordinated Debentures for additional information on debt service requirements of the subordinated debentures.  Management believes the Holding Company’s liquidity is sufficient at December  31, 2013.